Income Taxes (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets, Other current assets	$ 262	$ 297
Deferred tax assets, Other	8	8
Total current deferred tax asset	270	305
Net operating loss carryforwards	9,048	7,784
Total long-term deferred tax asset	9,048	7,784
Valuation allowances	(737)	(660)
Total deferred tax assets	8,581	7,429
Deferred tax liabilities, Other	(871)	(785)
Fixed assets	(4,335)	(4,441)
Intangible assets	(14,419)	(11,503)
Total long-term liability	(18,754)	(15,944)
Total deferred tax liabilities	(19,625)	(16,729)
Total net deferred tax liability	$ (11,044)	$ (9,300)